Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets [Abstract]
Summary of changes in goodwill

Changes in goodwill during the years ended December 31, 2012, 2011 and 2010 consist of the following:

Balance December 31, 2009	$—
Goodwill associated with the acquisition of Failed Banks	6,725
Goodwill associated with the acquisition of TIBB	29,999

Balance December 31, 2010	$36,724

Goodwill associated with the acquisition of CBKN	50,095
Goodwill associated with the acquisition of GRNB	29,141

Balance, December 31, 2011	$115,960

Goodwill associated with the acquisition of SCMF	16,027

Balance, December 31, 2012	$131,987

Summary of changes in intangibles assets

Changes in intangible assets during the years ended December 31, 2012, 2011 and 2010 consist of the following:

	Core Deposit Intangible	Trade Name	Customer Relationship Intangible	Mortgage Servicing Rights
Balance December 31, 2009	$—	$—	$—	$—

Increase associated with acquisition Failed Banks	4,100	—	—	114
Increase associated with acquisition of TIBB	7,500	770	3,500	—
Amortization	(642)	(89)	(87)	(12)

Balance December 31, 2010	$10,958	$681	$3,413	$102

Increase associated with acquisition of CBKN	4,400	604	—	138
Increase associated with acquisition of GRNB	13,400	—	—	218
Impairment of wealth management intangible	—	—	(2,872)	—
Amortization	(3,109)	(821)	(350)	(70)

Balance December 31, 2011	$25,649	$464	$191	$388

Increase associated with acquisition of SCMF	6,860	—	—	—
Increase associated with Park Sterling Trademark	—	100	—	—
Impairment of wealth management intangible	—	(33)	(169)	—
Amortization	(4,466)	(213)	(22)	(113)

Balance December 31, 2012	$28,043	$318	$—	$275

Summary of estimated amortization expense	Estimated amortization expense for each of the next five years is as follows:

Years ending December 31,
2013	$5,299
2014	4,497
2015	3,800
2016	3,707
2017	3,643

$20,946